Accrued Liabilities And Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Liabilities And Other Current Liabilities
11.	ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES
Accrued liabilities and other current liabilities consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Accrued payroll and welfare	47,098	43,548	6,227
Other taxes and surcharge	14,458	16,382	2,343
Accrued reimbursement expenses	9,611	8,438	1,207
Others	18,331	12,493	1,786

Total	89,498	80,861	11,563